Deposits	12 Months Ended
Mar. 31, 2024
Deposits [Abstract]
Deposits	DEPOSITS
At March 31, 2023 and 2024, the aggregate amount of time deposit accounts (including CDs) in denominations that meet or exceed the insured limit were ¥60,245,700 million and ¥65,857,695 million, respectively. These time deposits included domestic time deposits in denominations that meet or exceed the limit stipulated by the Deposit Insurance Act in Japan, which is ¥10 million, and foreign time deposits in denominations that meet or exceed any country-specific insurance fund limit.
The maturity information at March 31, 2024 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥27,838,991	¥38,504,497
Due after one year through two years	4,748,674	448,450
Due after two years through three years	2,181,825	230,917
Due after three years through four years	399,379	21,192
Due after four years through five years	527,234	6,915
Due after five years	821,073	31,277
Total	¥36,517,176	¥39,243,248